QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 08/31
                       -------------------------------

                      Date of reporting period: 11/30/07
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Fund; and
Third Millennium Russia Fund.

                                 CSI EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                November 30, 2007
                                   (Unaudited)

 Number                                    % of        Market
of Shares             Description       Total InvestmenValue
----------            ----------        -------------------------
----------            ----------        ----------- -------------

                COMMON STOCKS:              95.46%

                BANKING:                    10.22%
  104,000       Banco De Santander  ADR              $ 2,227,680
   34,300       Bank America                           1,582,259
   42,000       Danske Bank AS                         1,694,700
   33,000       DBS Group Holdings ADR                 1,833,902
   20,200       HSBC Holdings ADR                      1,727,100
   51,000       Wells Fargo & Co.                      1,653,930
                                                    -------------
                                                    -------------
                                                      10,719,571
                                                    -------------
                                                    -------------

                BEVERAGES:                   2.09%
   28,400       Pepsico Inc.                           2,191,912
                                                    -------------
                                                    -------------

                COMPUTER AND PERIPHERALS:    1.66%
   62,000       Cisco Systems, Inc.                    1,737,240
                                                    -------------
                                                    -------------

                COMPUTER SOFTWARE/SERVICES:  5.12%
   33,000       Infosys Technologies Limited-SP ADR    1,390,950
   65,000       Microsoft Corp.                        2,184,000
   35,000       SAP ADR                                1,792,700
                                                    -------------
                                                    -------------
                                                       5,367,650
                                                    -------------
                                                    -------------

                DRUG AND MEDICAL:            9.23%
   35,000       Abbott Laboratories                    2,012,850
   28,000       Johnson & Johnson                      1,896,720
   32,000       Novartis AG                            1,808,640
   23,000       Roche Holdings LTD ADR                 2,194,987
   21,000       Wellpoint Health Net*                  1,768,410
                                                    -------------
                                                    -------------
                                                       9,681,607
                                                    -------------
                                                    -------------

                ELECTRONICS/EQUIPMENT:       9.33%
   33,800       Canon Inc. ADR                         1,778,556
   40,500       Emerson Electric Co.                   2,309,310
   51,500       General Electric Corp.                 1,971,935
   78,000       Intel Corp.                            2,034,240
   33,300       Medtronic Inc.                         1,693,305
                                                    -------------
                                                    -------------
                                                       9,787,346
                                                    -------------
                                                    -------------

                FINANCIAL:                   5.79%
   28,300       American International                 1,645,079
   90,000       Charles Schwab                         2,187,900
   28,000       State Street Corp                      2,236,920
                                                    -------------
                                                    -------------
                                                       6,069,899
                                                    -------------
                                                    -------------
                FOOD:                        6.20%
   23,600       Diageo PLC ADR                         2,137,688
   18,500       Nestle S.A. ADR                        2,224,325
   33,500       William Wrigley Jr. Company            2,144,000
                                                    -------------
                                                    -------------
..                                                      6,506,013
                                                    -------------
                                                    -------------

                HOUSEHOLD:                   4.02%
    6,700       Kao Corporation ADR                    2,029,480
   29,600       Proctor & Gamble                       2,190,400
                                                    -------------
                                                    -------------
                                                       4,219,880
                                                    -------------
                                                    -------------

                MANUFACTURING:               5.39%
   39,000       Dupont EI                              1,799,850
   22,000       3M Co.                                 1,831,720
   27,000       United Technologies                    2,018,790
                                                    -------------
                                                    -------------
                                                       5,650,360
                                                    -------------
                                                    -------------

                MATERIALS:                   1.84%
   25,500       BHP Billiton LTD ADR                   1,933,665
                                                    -------------
                                                    -------------


                MULTI-MEDIA:                 1.71%
   54,000       Walt Disney Co.                        1,790,100
                                                    -------------
                                                    -------------

                OIL:                        11.31%
   15,200       BASF AG - ADR                          2,118,456
   23,000       Chevron Corp.                          2,018,710
   24,000       Conocophillips                         1,920,960
   25,000       Royal Dutch Shell PLC                  2,035,750
   18,000       Schlumberger Ltd.                      1,682,100
   25,700       Total Fina ADR                         2,079,644
                                                    -------------
                                                    -------------
..                                                     11,855,620
                                                    -------------
                                                    -------------

                RETAIL:                      5.61%
   32,500       Costco Wholesale                       2,190,500
   32,000       Nike, Inc. Class B                     2,100,800
   67,000       Staples, Inc.                          1,587,900
                                                    -------------
                                                    -------------
                                                       5,879,200
                                                    -------------
                                                    -------------

                TELECOMMUNICATIONS:          6.68%
   45,000       AT&T Inc.                              1,719,450
   21,000       China Telecom Ltd Adr                  1,924,860
   48,000       Ericsson (LM) Tel-SP Adr               1,174,080
   37,000       Hutchison Whampoa ADR                  2,190,896
                                                    -------------
                                                    -------------
                                                       7,009,286
                                                    -------------
                                                    -------------

                TRANSPORTATION:              4.86%
   15,500       Fedex Corporation                      1,526,285
   51,600       Johnson Controls Inc.                  1,992,792
   14,000       Toyota Motor ADR                       1,577,100
                                                    -------------
                                                    -------------
                                                       5,096,177
                                                    -------------
                                                    -------------

                UTILITIES:                   4.39%
   36,000       EON AG ADR                             2,448,558
   30,900       FPL Group                              2,155,584
                                                    -------------
                                                    -------------
                                                       4,604,142
                                                    -------------
                                                    -------------


                Total Securiites            95.46%   100,099,668
                Cash and Cash Equivalents    4.54%     4,756,335
                                        ----------- -------------
                                        ----------- -------------
                Total Investments          100.00%  $ 104,856,003
                                        =========== =============

                          THIRD MILLENNIUM RUSSIA FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                November 30, 2007
                                   (unaudited)

 Number of                                  % of Total     Market
  Shares     Security Description           Investments    Value
------------ -----------------------------------------   -----------

             COMMON STOCK:                     94.47%

             AGRICULTURE/CHEMICALS:             7.74%
     10,000  Azot Joint GDR                               $ 699,783
      3,592  Silvinit Preferred                           1,330,836
  1,400,000  Uralkaliy                                    6,825,000
                                                         -----------
                                                          8,855,619
                                                         -----------

             CELLULAR TELECOMMUNICATION:       10.60%
     70,000  Mobile Telesystems ADR                       6,349,000
    170,000  Vimpel Communications ADR                    5,771,500
                                                         -----------
                                                         -----------
                                                         12,120,500
                                                         -----------

             CONSTRUCTION:                      3.83%
         40  Evrocement Group                               520,000
      4,000  Mostotrest OAO                               1,960,000
  1,000,000  Russian Infrastructure                       1,000,000
      3,000  Sibirskiy Cement Board                         307,500
         50  UBS AG London WTS                              590,000
                                                         -----------
                                                          4,377,500
                                                         -----------

             CONSUMER:                         13.22%
     63,882  Kalina Concern GDR 144A                      2,619,162
    270,000  Mirland Development Corp.                    2,882,195
    138,352  Open Investments GDR                         4,911,496
     11,875  Pharmacy Chain 36.6                            807,500
     55,000  RBC Information Systems                        522,500
      6,000  Rostinter Restaurant                           355,500
    100,000  Sistema Hals GDR 144A                          900,000
     55,000  TMM Real Estate GDR                          1,188,413
     30,000  X-Five Retail Group REG S                      937,500
                                                         -----------
                                                         15,124,266
                                                         -----------

             FINANCIAL:                         9.71%
     40,000  Kazkommertsbank GDR                            492,400
  2,500,000  Sberbank RF                                 10,612,500
                                                         -----------
                                                         -----------
                                                         11,104,900
                                                         -----------

             GAS DISTRIBUTION:                  6.39%
     80,000  Gazprom RTS                                  1,063,200
     85,000  Novatek OAO Spon GDR                         5,482,500
    183,554  Teton Energy Corporation                       765,420
                                                         -----------
                                                          7,311,120
                                                         -----------

             NATURAL RESOURCES:                11.76%
     30,000  Norilsk ADR                                  8,730,000
     15,000  Verkhanaya Salda Metal                       4,725,000
                                                         -----------
                                                         13,455,000
                                                         -----------

             OIL DISTRIBUTION:                 10.45%
     45,000  Kazmunaigas ADR                              1,212,750
    120,000  Lukoil Oil Co. ADR                          10,290,000
     50,000  Rosneft Oil GDR                                449,500
                                                         -----------
                                                         11,952,250
                                                         -----------

             STEEL:                             3.69%
     15,000  Khartsyzsky Trubny Z GDR                       511,177
     45,000  Novolipetsk Steel GDR 144A                   1,795,500
     58,500  Severstal GDR                                1,368,900
     12,500  TMK - GDR                                      543,750
                                                         -----------
                                                         -----------
                                                          4,219,327
                                                         -----------

             TRANSPORTATION:                    3.62%
      8,800  Aeroflot REG S                               3,168,000
     20,000  Severstal Auto                                 970,000
                                                         -----------
                                                          4,138,000
                                                         -----------

             UTILITIES:                         8.66%
        600  Deutsche Bank WTS 12/31/2009                 3,105,750
  1,737,954  Rengen SHS                                   5,561,453
  2,500,000  Zhigulyovskaya Hyrdro                        1,237,500
                                                         -----------
                                                          9,904,703
                                                         -----------

             WIRELINE TELECOMMUNICATION:        4.80%
    200,000  Comstar GDR                                  2,240,000
     20,000  Far East Telecom ADR                         3,255,000
                                                         -----------
                                                          5,495,000
                                                         -----------


             TOTAL SECURITIES                  94.47%   108,058,185
             CASH AND CASH EQUIVALENTS          5.53%     6,328,318
                                            ----------   -----------
                                                         -----------
             TOTAL INVESTMENTS                100.00%  $114,386,503
                                            ==========   ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: January 29, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: January 29, 2008
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: January 29, 2008
      ------------------------------------